COMMITMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
COMMITMENTS [Abstract]
COMMITMENTS

6 - COMMITMENTS

Operating Leases

In October 2012, the company entered into a 37 month operating lease for office and research space consisting of 4,782 square feet in Cambridge, Massachusetts. The term of the lease expires on November 30, 2015. The Company maintains a security deposit relating to the facility, recorded as restricted cash on the accompanying balance sheet.

Total rent expense was $153,067 and $141,234 for the six months ended June 30, 2014 and 2013, respectively, and $76,622 and $72,969 for the three months ended June 30, 2014 and 2013, respectively.

Future operating lease commitments as of June 30, 2014 are as follows:

Year Ending December 31,
2014	$119,550
2015	228,919
$348,469

 Employment Agreements

The Company has employment agreements with members of management which contain minimum annual salaries and severance benefits if terminated prior to the term of the agreements.

6 - COMMITMENTS

Operating Leases

In May, 2011, the Company entered into a 24 month operating lease for office and research space consisting of 1,746 square feet in Cambridge, Massachusetts. The lease was terminated in December 2012.

In October 2012, the company entered into a 37 month operating lease for office and research space consisting of 4,782 square feet in Cambridge, Massachusetts. The term of the lease expires on November 30, 2015. The Company maintains a security deposit relating to the facility, recorded as restricted cash on the accompanying balance sheet.

Total rent expense was $292,390 and $218,605, for the years ended December 31, 2013 and 2012 respectively.

Future operating lease commitments are as follows:

Year Ending December 31,
2014	$234,318
2015	228,919
$463,237

Employment Agreements

The Company has employment agreements with members of management which contain minimum annual salaries and severance benefits if terminated prior to the term of the agreements.